OTHER NON-CURRENT ASSETS - Other Non-current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Securities - FVTPL	$ 3,232	$ 3,240
Derivative assets	138	192
Securities - FVTOCI	36	61
Other marketable securities	28	28
Restricted cash	568	581
Inventory	1,945	1,858
Accounts receivables - non-current	47	43
Other	171	167
Total other non-current assets	$ 6,165	$ 6,170